Net Loss Per Share of Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

The computation of net loss per share for the three and nine months ended September 30, 2019 and 2018 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Basic and diluted net loss per share:
Net loss from continuing operations	$(863,524)	(852,822)	$(2,583,433)	$(3,155,874)
Weighted average number of common shares-basic and diluted	38,798,251	38,674,265	38,716,048	36,869,323

Basic and diluted net loss per share	$(0.02)	$(0.02)	$(0.07)	$(0.09)

The computation of net loss per share for the year ended December 31, 2018 and 2017 was as follows:

	2018	2017
Basic and diluted net loss per share:
Net loss	$(3,765,047)	$(1,856,315)
Weighted-average number of common shares-basic and diluted	37,324,267	32,595,680

Basic and diluted net loss per share	$(0.10)	$(0.06)

Schedule of Potentially Dilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods presented.

	September 30, 2019	December 31, 2018
Stock options and purchase warrants	4,636,682	3,997,187
Senior convertible notes and related accrued interest	-	122,717

The outstanding options and warrants to purchase common stock and the shares issuable under the Senior Notes were excluded from the computation of diluted net income per share as their effect would have been anti-dilutive for the periods are presented below:

	2018	2017
Stock options and purchase warrants	3,917,763	-
Senior convertible notes	112,580	1,262,849